J.P. Morgan Mortgage Trust 2020-9 ABS-15G

Exhibit 99.19

JPMMT 2020-9
Batch:
Report Pulled:
Loan Count:	1
Loan Number	Appraised Value	CU Score	CU Score Date	2nd Appraisal Date	2nd Appraisal Value	DR Date Ordered - AVM	DR Date AVM Received	AVM Date	AVM Value	AVM Variance	Most Recent AVM Confidence Score	DR Date Ordered - CDA	DR Date CDA Received	CDA Date	CDA Value	CDA Variance	DR Date Ordered - BPO	BPO Date	BPO Value	BPO Variance	DR Date Ordered - Field Review	DR Date Field Review Received	Field Review Date	Field Review Value	Field Review Variance
301558096	XXXX	2.6	XXXX											XXXX	XXXX	0